Loss before income tax - Loss before income tax (Details) - GBP (£)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Other operating income
Income recognized in respect of BARDA	£ 1,772,000	£ 0	£ 0
Income on derecognition of the Wellcome Trust financial liability	908,000	0	0
Income recognized in respect of the Wellcome Trust	0	13,000	592,000
Grant income	13,000	56,000	645,000
Research and development credit	23,000	3,000	44,000
Other income	9,000	0	0
Other operating income	2,725,000	72,000	1,281,000
Research and development
Employee benefit expense	10,093,000	8,077,000	5,373,000
Share-based payment expense	1,607,000	1,379,000	1,160,000
Amortization of intangible assets	106,000	10,000	10,000
Research and development expense	28,970,000	18,952,000	16,856,000
General and administration
Other operating income (expense)	11,999,000	8,277,000	4,771,000
Research and development
Research and development
Employee benefit expense	5,616,000	4,218,000	2,848,000
Share-based payment expense	327,000	374,000	356,000
Program related costs	21,810,000	13,605,000	13,093,000
Amortization of intangible assets	105,000	10,000	10,000
Other research and development costs	1,112,000	745,000	549,000
Research and development expense	28,970,000	18,952,000	16,856,000
General and administration
Research and development
Employee benefit expense	2,870,000	2,480,000	1,365,000
Share-based payment expense	1,280,000	1,005,000	804,000
General and administration
Foreign exchange loss	1,986,000	533,000	(501,000)
Depreciation of property, plant and equipment	141,000	48,000	38,000
Loss on disposal of assets	42,000	0	0
Operating lease rentals	289,000	213,000	131,000
Other general and administration costs	5,322,000	3,998,000	2,934,000
Royalty expense	69,000	0	0
Other operating income (expense)	£ 11,999,000	£ 8,277,000	£ 4,771,000